CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT	12 Months Ended
Dec. 31, 2020
Class of Stock [Line Items]
CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT

NOTE 8 — CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ DEFICIT

Convertible Preferred Shares

Convertible preferred shares are carried at its issuance price, net of issuance costs.

In 2014 through 2020, the Company issued Series A, Series B, Series C, and Series D and Series E convertible preferred shares (“Series A,” “Series B,” “Series C,” “Series D,” “Series E,” respectively) (collectively, the “Convertible Preferred Shares”).

In September 2018, concurrent with the execution of the Security Purchase Agreement with PIF, the Company entered into a Share Repurchase Agreement (the “Repurchase Agreement”) with Blitz Technology Hong Kong Co. Limited and LeSoar Holdings, Limited (the “Sellers”) to repurchase Series C convertible preferred shares as follows:

First Company Repurchase

Concurrent with the execution of the Security Purchase Agreement with PIF, $10.0 million of the proceeds from the issuance of the Convertible Notes were utilized to repurchase from the Sellers 1,888,572 shares of Series C at $5.30 per share. As the carrying amount of each share of Series C was $2.42 with an aggregate carrying amount of Series C repurchased at $4.6 million, the Company recognized $5.4 million as a reduction of additional paid-in capital under shareholders’ equity in the consolidated balance sheet as of December 31, 2018, related to the excess fair value paid over carrying amount.

Second Company Repurchase

The Company agreed to repurchase 12,275,714 shares of Series C from the Sellers at a price equal to $5.30 per share, aggregating to $65.0 million on a date that is no later than 6 months from April 2019 (subject to contingencies defined within the Security Purchase Agreement with PIF) of the Series D Preferred Financing. The Repurchase Agreement substantially modified the terms of the Series C shares subject to repurchase and constitutes an extinguishment.

The Company used the put option pricing model to compute the fair value of the contingent ‘Second Company Repurchase’ feature (“contingent repurchase feature”) and applied a 95% probability of successfully achieving the contingencies. Fair value of the contingent repurchase feature was $3.79 per share.

The key inputs used in determining the fair value of the contingent repurchase feature as of the extinguishment date in September 2018, are as follows:

Effective date	9/30/2018
Current price	$1.24
Exercise price	$5.30
Initial term	0.5 Years
Volatility	55.00%
Risk free rate	2.36%
Dividend yield	0.00%

The fair value of the Series C preferred shares prior to extinguishment was $1.24 per share and was computed based on the Probability-Weighted Expected Return Method (PWERM) framework, using the Option Pricing Method (OPM) to allocate the equity value in the scenarios where CFIUS approval is received. The range of inputs for the various scenarios used in determining the fair value of the Series C convertible preferred shares using OPM as of the extinguishment date in September 2018, is as follows:

Price per share	$2.06 – 2.42
Term	1.7 – 2.4 Years
Volatility	55.00%
Risk free rate	2.71% – 2.81%

The fair value of the Series C preferred shares after the extinguishment was determined as $5.03 per share and was computed as the sum of the fair value of Series C of $1.24 per share as of the extinguishment date and the fair value of the contingent repurchase feature of $3.79 per share.

As the carrying amount of each share of Series C was $2.42 in September 2018 with an aggregate carrying amount of Series C shares extinguished at $32.0 million, the Company recognized $9.4 million as a reduction of additional paid-in capital and the remaining $22.6 million as an increase to accumulated deficit under shareholders’ equity in the consolidated balance sheet as of December 31, 2018 as the Company did not have sufficient additional paid-in capital as of the extinguishment date to offset the excess of the fair value over the carrying amount.

In June 2019, the Company and the Sellers amended and restated the September 2018 Repurchase Agreement related to the Second Company Repurchase. Pursuant to the terms, the Company repurchased 9,442,858 shares of Series C at $5.30 per share and the remaining 2,832,856 shares subject to the Second Company Repurchase were extinguished and the Company was released of any and all obligation to purchase any shares in excess of the 9,442,858 subject to redemption.

As the carrying amount of each share of Series C was $5.03 in June 2019 and the total carrying amount of Series C repurchased was $47.5 million, the Company recognized $2.5 million as additional paid-in capital under shareholders’ equity in the consolidated balance sheet as of December 31, 2019, related to the excess of fair value paid over carrying amount. The carrying amount of 2,832,856 shares extinguished in June 2019 was $14.3 million and the fair value was $1.36 per share, the Company recognized $10.4 million as an increase to additional paid in capital under shareholders’ equity in the consolidated balance sheet as of December 31, 2019, related to the difference between fair value after extinguishment and carrying amount.

The fair value of the Series C preferred shares after extinguishment in June 2019 was $1.36 per share and was computed based on the PWERM framework, using the OPM to allocate the equity value in the scenarios where CFIUS approval is received and the Current Value Method or CVM to allocate the equity value in the scenario where CFIUS approval is not received.

The range of inputs for the various scenarios used in determining the fair value of the Series C convertible preferred shares using OPM as of the extinguishment date, in June 2019, was as follows:

Price per share	$2.42
Term	1.7 – 2.3 Years
Volatility	55.00%
Risk free rate	1.59% – 2.71%

Third Company Repurchase (Series C — August 2020)

In August 2020, the Company entered into a Share Repurchase Agreement with the Sellers. Pursuant to the Share Repurchase Agreement, the Company agreed to repurchase 9,656,589 shares of Series C convertible preferred shares owned by the Sellers in August 2020 at a price of $1.02 per share for total of $9.9 million. The carrying value of the repurchased Series C convertible preferred shares is $20.4 million. As such, the Company recognized $10.5 million in additional paid-in capital under shareholder’s equity in the consolidated balance sheet as of December 31, 2020 related to the difference in fair value and carrying value of the Series C shares repurchased.

Fourth Company Repurchase (Series C — December 2020)

In December 2020, the Company entered into a Share Repurchase Agreement with Blitz Technology Hong Kong Co. Limited (“Blitz”).

The Company agreed to repurchase 1,850,800 Series C convertible preferred shares from Blitz at a price of $1.21 per share, aggregating to $2.2 million. As the carrying amount of each share of Series C was $2.42 aggregating to $4.5 million in September 2020, the Company recognized $2.2 million as additional paid-in capital under shareholders’ equity in the consolidated balance sheet as of December 31, 2020, related to the difference in fair value and carrying value of the Series C shares repurchased.

Fifth Company Repurchase (Series B — December 2020)

On December 22, 2020, the Company entered into an agreement with JAFCO Asia Technology Fund V (“JAFCO”) whereby the Company agreed to repurchase 3,525,332 Series B convertible preferred shares having a carrying value of $4.0 million, from JAFCO for a total consideration of $3.0 million. The agreement resulted in an extinguishment of the Series B convertible preferred shares and the Company recognized $1.0 million in additional paid-in capital being the difference in fair value of the consideration payable and the carrying value of the Series B convertible preferred shares.

As of the date of extinguishment and as of December 31, 2020 the Series B convertible preferred shares subject to repurchase are mandatorily redeemable within 45 days of the agreement and accordingly have been reclassified to other accrued liabilities on the consolidated balance sheets.

Series D Preferred Share Issuance

In 2018, the Security Purchase Agreement with PIF granted PIF rights to purchase the Company’s Series D convertible shares at various tranches. The first tranche of $200.0 million is issuable upon the approval of the PIF’s equity investment into the Company by CFIUS (refer to Note 5 — Convertible Notes). The second and third tranches of $400.0 million each are issuable upon the Company’s satisfaction of certain milestones related to further development and enhancement in marketing, product, and administrative activities.

In April 2019, upon CFIUS’s approval of PIF’s equity investment into the Company, the Company received the first $200.0 million proceeds from PIF. In October 2019, the Company received additional $400.0 million upon achieving the first set of milestones. Together with the conversion of $272.0 million Convertible Notes and accrued interest, the Company issued 374,777,281 shares of Series D at a price of $2.33 per share, for net proceeds of approximately $872.0 million during the year ended December 31, 2019. The Company recorded $10.2 million of share issuance costs for Series D as noncurrent assets in the consolidated balance sheet as of December 31, 2018 and subsequently reclassified this amount to contra convertible preferred shares when Series D was funded in 2019. An additional $0.3 million of Series D share issuance cost was incurred in 2019 and was recorded as an issuance cost in additional paid in capital to offset the proceeds from Series D.

In March 2020, the Company received $200.0 million of the remaining $400.0 million in proceeds from PIF and issued 82,496,092 shares of Series D in exchange. In June 2020 the Company successfully satisfied certain of the second set of milestones related to further development and enhancement in marketing, product, and administrative activities, and received a waiver from PIF for the remaining milestones. The Company received the remaining $200 million proceeds in exchange for 82,496,092 shares of Series D.

See activities related to the PIF Convertible Notes and Series D convertible preferred share funding as below (in thousands):

Conversion of Convertible Notes (Note 5)	$271,985
Series D received in April 2019	200,000
Series D received in October 2019	400,000
Series D received in March 2020	200,000
Series received in June 2020	200,000
Contingent forward contract liability reclassified to Series D	39,563
Total proceeds of Series D	$1,311,548

Series E Convertible Preferred Share Issuance

On September 21, 2020 the Company entered into an arrangement with Ayar to issue and sell Series E convertible preferred shares pursuant to a securities purchase agreement (the “SPAE”). Along with the execution of the SPAE, the Company granted Ayar the right to purchase additional Series E convertible preferred shares upon the Company’s satisfaction of certain milestones in November 2020. The Company determined Ayar’s right to participate in future Series E convertible preferred share financing to be freestanding, similar to a derivative in the form of contingent forward contracts and recorded the initial valuation of $0.8 million as a contingent forward contract liability. The contingent forward contract terms were included within the SPAE, which dictated a price of $2.99 per share of Series E convertible preferred. The Company needed to satisfy two sets of milestone conditions relating to further development and enhancement in marketing, product, and administrative activities for Ayar to provide funding under the SPAE.

Immediately upon closing of the SPAE, the Company received the full first tranche of $500.0 million in funding in exchange for 167,273,525 Series E convertible preferred shares as the requirement for the first milestones were met prior to execution of the purchase agreement. Subsequently, the Company successfully satisfied certain of the second set of milestones and received a waiver from PIF for the remaining milestones; and on December 24, 2020, the investor provided $400.0 million of funding in exchange for 133,818,821 shares as the final issuance of Series E convertible preferred shares related to the second milestones. Upon final settlement, the Company re-valued the liability associated with the contingent forward contract to the then fair value of $110.5 million from a contingent liability of $0.8 million and derecognized the liability as the contract was settled in its entirety. The Company recognized the increase in fair value of $109.7 million in the consolidated statements of operations and reclassified the liability into convertible preferred shares on the Company’s consolidated balance sheets as of December 31, 2020.

As of December 31, 2020, and 2019, the Company had the following convertible preferred shares, par value of $0.0001 per share, authorized, and outstanding (in thousands, except share and per share amounts):

As of December 31, 2020
				Conversion
				Price Per
				Share to	Liquidation
	Shares	Shares	Net Carrying	Common	Per Share	Liquidation
Convertible Preferred Shares	Authorized	Outstanding	Value	Shares	Amount	Amount
Series A	32,045,280	32,045,280	$11,925	$0.38	$0.38	$12,120
Series B*	24,677,332	24,677,332	23,740	1.13	1.13	28,000
Series C	82,414,075	59,575,253	137,475	2.42	2.42	144,432
Series D	618,720,748	539,769,493	1,311,548	2.33	3.64	1,963,912
Series E	301,092,346	301,092,346	1,009,388	2.99	4.48	1,349,449
Total	1,058,949,781	957,159,704	$2,494,076			$3,497,913
*

As of December 31, 2020, 3,525,332 Series B convertible preferred shares at aggregate fair value of $3.0 million were extinguished and reclassified to other accrued liabilities, with cash settlement occurring in January 2021.

As of December 31, 2019
				Conversion
				Price Per
				Share to	Liquidation
	Shares	Shares	Net Carrying	Common	Per Share	Liquidation
Convertible Preferred Shares	Authorized	Outstanding	Value	Shares	Amount	Amount
Series A	32,045,280	32,045,280	$11,925	$0.38	$0.38	$12,120
Series B	24,677,332	24,677,332	27,740	1.13	1.13	28,000
Series C	82,414,075	71,082,642	162,360	2.42	2.42	172,331
Series D	618,720,748	374,777,281	871,985	2.33	3.64	1,362,891
Total	757,857,435	502,582,535	$1,074,010			$1,575,342

The significant rights and preferences of the outstanding convertible preferred shares are as follows:

Dividends — Holders of Series A, Series B, and Series C are entitled to receive noncumulative dividends an annual rate of $0.03, $0.09, $0.19 per share, respectively. Holders of Series D and Series E are entitled to receive noncumulative dividends at the rate of 8% of the Series D and Series E Original Issue Price (as adjusted for any Share Split Change) per annum on each outstanding share of Series D and Series E. Such dividends shall be payable when and if declared by the Company’s board of directors (the “Board of Directors”). No other dividends shall be paid on any common or convertible preferred shares until such dividends on Series A, Series B, Series C, Series D and Series E have been paid or declared by the Board of Directors. As of December 31, 2020, and 2019, no dividends have been declared.

Liquidation Preference — In the event of any liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary (a Liquidation Event), before any distribution or payment shall be made to holders of common shares, each holder of convertible preferred shares then outstanding shall be entitled to be paid, pro rata, out of the assets of the Company available for distribution to members, whether from capital, surplus, or earnings, in the sequence of Series E, Series D, Series C, Series B and Series A, an amount equal to one and one-half times (1.5x), one and one-half times (1.5x), one time (1x), one time (1x), one time (1x) of the Series D, Series C, Series B, and Series A original issue price per share (as adjusted for Share Split Changes), plus all declared and unpaid distributions thereon. If, upon the occurrence of such event, the assets and funds to be distributed among the holders of the convertible preferred shares shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the holders of the convertible preferred shares shall receive a pro rata distribution of assets, on a pari passu basis, according to the amounts which would be payable in respect of the Series E and Series D convertible preferred shares held by them upon such distribution if all amounts payable on or with respect to said shares were paid in full.

Upon completion of the full distribution required above, the remaining assets of the Company available for distribution to members shall be distributed pari passu among the holders of common shares pro rata based on the number of the common shares held by each member.

Voting Rights — The holders of Series A, Series B, Series C, Series D and Series E convertible preferred shares are entitled to the number of votes equal to the number of Common shares into which such convertible preferred shares are convertible, and with respect to such vote, such holder shall have full voting rights and powers equal to the voting rights and powers of the holders of common shares, and shall be entitled, notwithstanding any provision hereof, to notice of any shareholders’ meeting in accordance with our bylaws. The holders of convertible preferred shares and the holders of common shares shall vote together and not as separate classes.

Conversion — Each Series A, Series B, Series C, Series D and Series E convertible preferred share is convertible, at the option of the holder, into one fully paid nonassessable common shares. The conversion formula is adjusted for such events as dilutive issuances, share splits, or business combinations. Each share of Series A, Series B, Series C, Series D and Series E convertible preferred shares shall automatically convert into one share of common shares at the applicable conversion price upon the earlier of (1) vote or written consent of the holders of at least 66.67% of the outstanding Series A, Series B, Series C, Series D or 50% for Series E convertible preferred shares, as applicable (each calculated on an as-converted basis), voting as a class, or (2) immediately before the closing of the Company’s sale of its common shares in a firm commitment underwritten public offering on a U.S. national securities exchange or other internationally recognized securities exchange, which reflects a pre-offering market capitalization in excess of $2.5 billion and which results in gross proceeds to the Company of at least $200.0 million (before payment of underwriters’ discounts, commissions and offering expenses) (such transaction, a “Qualified IPO”).

Antidilution Adjustment — Subject to certain exceptions, if the Company issues additional common shares without consideration or for a consideration per share, less than the conversion price with respect to such series of the convertible preferred shares in effect immediately before the issuance of such additional shares, the conversion price of such series of convertible preferred shares in effect immediately before each such issuance shall automatically be adjusted. The new conversion price for such series of convertible preferred shares shall be determined by multiplying the conversion price for such series of convertible preferred shares then in effect by a fraction, the numerator of which will be the number of common shares outstanding immediately before such issuance, plus the number of shares that the aggregate consideration received by the Company for such issuance would purchase at such conversion price then in effect, and the denominator of which will be the number of common shares outstanding immediately before such issuance, plus the number of such additional common shares to be issued.

Common Shares

No dividends other than those payable solely in common shares shall be paid on any common share, unless and until (i) the dividends are paid on each outstanding share of convertible preferred share and (ii) a dividend is paid with respect to all outstanding convertible preferred shares in an amount equal to or greater than the aggregate amount of dividends, which would be payable on each convertible preferred share, if immediately prior to such payment on common shares, it had been converted into common shares.

Common Shares Reserved for Issuance

The Company’s common shares reserved for future issuances as of December 31, 2020 and 2019, are as follows:

	As of December 31,
	2020	2019
Convertible preferred shares outstanding	957,159,704	502,582,535
Share options outstanding	70,675,318	69,305,845
Convertible preferred share warrant	1,546,799	1,546,799
Shares available for future grants	10,526,235	19,398,663
Total common shares reserved	1,039,908,056	529,833,842